Customer Deposits (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
U.S.:
Interest-bearing	$ 39,649	$ 37,271
Non-interest-bearing	10	4
Non-U.S.:
Interest-bearing	135	612
Non-interest-bearing	9	11
Total customer deposits	$ 39,803	$ 37,898